ACCOUNTS PAYABLE - RELATED PARTY	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE - RELATED PARTY

12. ACCOUNTS PAYABLE - RELATED PARTY

The Company is a majority owned subsidiary of BitNile. During the nine month period ended September 30, 2022, BitNile made vendor payments on behalf of IMHC amounting to $17,000. This intercompany balance due to BitNile is reflected in accounts payable.